Accounts Receivable, Net (Schedule Of Ageing Analysis Of Trade Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Up to 3 months		$ 0.6